Stock-based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2021	Feb. 28, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Capital shares reserved for future issuance							203,235,599
Stock-based compensation expense			$ 34,725	$ 10,868	$ 91,828	$ 19,362	$ 62,387	$ 10,222	$ 5,465
Number of shares stock option							13,158,430	12,199,200
Employee promissory note settled in shares		$ 17,200
Employee promissory note settled in cash		3,700
Liabilities related to exercised options subject to repurchase					$ 2,400		$ 100	$ 100
Tranche One
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercised options, right to repurchase, term					1 year		1 year
Tranche Two
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercised options, right to repurchase, term					36 months		36 months
Promissory Notes
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Employee promissory note outstanding			$ 15,100		$ 15,100		$ 40,400	$ 20,000
Employee promissory note settled		$ 20,900
Stock Options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares stock option							13,158,430	12,199,200	8,764,428
Intrinsic value of options outstanding							$ 1,800,000	$ 23,400
Unrecognized compensation costs							$ 132,200	$ 26,800
Weighted average vesting period							2 years 10 months 24 days
Weighted average grant date stock fair value							$ 15.94	$ 1.97	$ 1.49
Restricted stock units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares stock option			870,410		6,908,924
Restricted stock units granted			$ 58.92		$ 58.60
Restricted Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized compensation costs							$ 1,800	$ 6,700
Weighted average vesting period							1 year 1 month 6 days
Restricted stock units granted							$ 0	$ 1.97
Maximum | Restricted stock units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period					5 years
Minimum | Restricted stock units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period					4 years
Class A Common Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Capital shares reserved for future issuance							202,599,749
Number of shares recognized cost		60,968
Number of share options exercised (in shares)			2,884,999		2,884,999		8,022,499	5,760,000
Class A Common Stock | Equity Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercised options subject to repurchase					879,600		19,800	11,337
Class A Common Stock | Promissory Notes
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Early exercised options with promissory note (in shares)					841,563		4,136,677	4,601,877
2011 equity incentive plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period							4 years
Stock-based compensation expense			$ 300		$ 900		$ 900
Share based compensation by share based payment arrangement number of shares available for issuance							3,486,785
Stock option contractual term							10 years
2011 equity incentive plan | Class A Common Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Capital shares reserved for future issuance							125,316,000
Employee Stock Purchase Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					24 months
Employee Stock Purchase Plan | Class A Common Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement increase in the number of shares available for future issuance as a percentage of outstanding stock					1.00%
Percentage of eligible compensation eligible for participation in the stock purchase plan			15.00%		15.00%
Share based compensation by share based payment arrangement purchase price of the stock as a percentage of fair value					85.00%
Share based compensation by share based payment arrangement maximum number of shares per employee					590
Share based compensation by share based payment arrangement number of shares available for issuance			7,800,000		7,800,000
Share based compensation by share based payment arrangement number of additional shares available for issuance					7,800,000
2021 Partner Studio Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Capital shares reserved for future issuance			390,000		390,000
2021 Partner Studio Incentive Plan | Restricted stock units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares stock option	359,623
Restricted stock units granted	$ 57.19
2021 Partner Studio Incentive Plan | Maximum | Restricted stock units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period	5 years
2021 Partner Studio Incentive Plan | Minimum | Restricted stock units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period	4 years
2021 equity incentive plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Capital shares reserved for future issuance			39,000,000		39,000,000
Share based compensation by share based payment arrangement increase in the number of shares available for future issuance					39,000,000
Share based compensation by share based payment arrangement increase in the number of shares available for future issuance as a percentage of outstanding stock					(5.00%)